Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 707	$ 652	$ 749
Restated balance as at April 1, 2019				$ 25,584
Proceeds from bank loans	702	336	281
Repayment of bank loans (refer note 29)	(316)	(239)	(377)
Acquired thourgh business combination	954
Additions to lease liabilities	3,974
Payment of lease liabilities	(6,212)
Interest accrued	2,792	50	76
Interest paid	(61)	(50)	(76)
Effect of change in foreign exchange rates	(1,833)	(42)	(1)
Ending balance	25,584	707	652
Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16	24,877
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Restated balance as at April 1, 2019				24,877
Acquired thourgh business combination	945
Additions to lease liabilities	3,974
Payment of lease liabilities	(6,212)
Interest accrued	2,731
Effect of change in foreign exchange rates	(1,762)
Ending balance	24,553
Lease Liabilities [Member] | Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16	24,877
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	707	652	749
Restated balance as at April 1, 2019				$ 707
Proceeds from bank loans	702	336	281
Repayment of bank loans (refer note 29)	(316)	(239)	(377)
Acquired thourgh business combination	9
Interest accrued	61	50	76
Interest paid	(61)	(50)	(76)
Effect of change in foreign exchange rates	(71)	(42)	(1)
Ending balance	$ 1,031	$ 707	$ 652